Debt - Schedule of Future Minimum Payments of Outstanding Debt Borrowings (Details) - A Place For Rover INC - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
2021	$ 4,505	$ 4,505
2022	33,619	33,619
Total principal amount	38,124	38,124
Unamortized discount	(409)	(598)
Carrying value of debt	$ 37,715	$ 37,526